Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Central Index Key	dei_EntityCentralIndexKey	0000885709
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 17, 2019
Prospectus Date	rr_ProspectusDate	Dec. 17, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A